LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Disclosure of right of use asset years of depreciation and interest rates used to discount lease payments
	Years of depreciation	Interest rate
Buildings	2-4	1.5%-5%
Technological equipment	3-5	3.88%

Disclosure of right-of-use assets
The following is the composition of right-of-use asset balances as of December 31, 2023:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2023	10,947	331	11,278
Additions during the year	338	-	338
Disposals	(455)	(331)	(786)
Other changes	257	-	257
Balance as of December 31, 2023	11,087	-	11,087

Depreciation and amortization:
Balance as of January 1, 2023	3,579	318	3,897
Depreciation during the year	2,167	11	2,178
Disposals	-	(329)	(329)
Balance as of December 31, 2023	5,746	-	5,746

Right-of-use assets - net	5,341	-	5,341
The following is the composition of right-of-use asset balances as of December 31, 2022:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2022	7,382	331	7,713
Additions during the year	2,048	-	2,048
Additions in respect of acquisition	1,722	-	1,722
Disposals	(462)	-	(462)
Other changes	257	-	257
Balance as of December 31, 2022	10,947	331	11,278

Depreciation and amortization:
Balance as of January 1, 2022	2,186	252	2,438
Depreciation during the year	1,731	66	1,797
Disposals	(338)	-	(338)
Balance as of December 31, 2022	3,579	318	3,897

Right-of-use assets - net	7,368	13	7,381
The following is the composition of right-of-use asset balances as of December 31, 2021:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2021	5,752	331	6,083
Additions during the year	1,428	-	1,428
Other changes	202	-	202
Balance as of December 31, 2021	7,382	331	7,713

Depreciation and amortization:
Balance as of January 1, 2021	1,136	186	1,322
Depreciation during the year	1,050	66	1,116
Balance as of December 31, 2021	2,186	252	2,438

Right-of-use assets - net	5,196	79	5,275

Disclosure of composition and changes in lease liabilities
The following table summarizes the composition of lease liability balances as of December 31, 2023:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Balance as of January 1, 2023	8,141	9	8,150
Additions during the year	338	-	338
Interest expenses	330	-	330
Lease payments	(2,503)	(9)	(2,512)
Other changes	(12)	-	(12)
Balance as of December 31, 2023	6,294	-	6,294

Current maturities of lease liabilities	2,145	-	2,145
Long-term lease liabilities	4,149	-	4,149
Balance as of December 31, 2023	6,294	-	6,294

The following table summarizes the composition of lease liability balances as of December 31, 2022:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Balance as of January 1, 2022	6,769	126	6,895
Additions during the year	2,014	-	2,014
Additions in respect of acquisition	1,696	-	1,696
Disposals	(131)	-	(131)
Interest expenses	293	3	296
Lease payments	(2,036)	(111)	(2,147)
Other changes	(464)	(9)	(473)
Balance as of December 31, 2022	8,141	9	8,150

Current maturities of lease liabilities	2,197	9	2,206
Long-term lease liabilities	5,944	-	5,944
Balance as of December 31, 2022	8,141	9	8,150
The following table summarizes the composition of lease liability balances as of December 31, 2021:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Balance as of January 1, 2021	6,245	229	6,474
Additions during the year	1,428	-	1,428
Interest expenses	207	7	214
Lease payments	(1,506)	(114)	(1,620)
Other changes	395	4	399
Balance as of December 31, 2021	6,769	126	6,895

Current maturities of lease liabilities	1,387	115	1,502
Long-term lease liabilities	5,382	11	5,393
Balance as of December 31, 2021	6,769	126	6,895